Derivative financial instruments - Hedging instruments which are carried on the Barclays Bank's balance sheet (Fair value hedges) (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	20,375
Nominal amount directly impacted by IBOR reform | JPY LIBOR
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	52
Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	58,820	62,919
Change in fair value used as a basis to determine ineffectiveness	£ 462	£ (915)
Derivatives designated as fair value hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	10,479	19,184
Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	51,219	55,093
Change in fair value used as a basis to determine ineffectiveness	£ 527	£ (185)
Derivatives designated as fair value hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	8,855	17,697
Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	7,601	7,826
Change in fair value used as a basis to determine ineffectiveness	£ (65)	£ (730)
Derivatives designated as fair value hedges | - Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	1,624	1,487
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	65,049	46,318
Change in fair value used as a basis to determine ineffectiveness	£ (2,438)	£ 1,412
Cash flow hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	9,896	27,160
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	59,957	42,520
Change in fair value used as a basis to determine ineffectiveness	£ (2,253)	£ 1,300
Cash flow hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	9,896	27,160
Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	4,092	2,798
Change in fair value used as a basis to determine ineffectiveness	£ (274)	£ 42
Cash flow hedges | - Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	1,000	1,000
Change in fair value used as a basis to determine ineffectiveness	£ 89	£ 70
Cash flow hedges | Foreign exchange derivatives | JPY LIBOR
Disclosure of detailed information about hedging instruments [line items]
Average rate of hedging instrument	133.03%	133.03%
Cash flow hedges | Foreign exchange derivatives | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 53	£ 123
Hedging instrument, liabilities	(1,045)	(943)
Derivatives | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	53	117
Hedging instrument, liabilities	0	(164)
Derivatives | Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	6
Hedging instrument, liabilities	(1,045)	(779)
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	155	116
Hedging instrument, liabilities	(3)	0
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	47
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	2
Hedging instrument, liabilities	(3)	0
Derivatives | Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	155	67
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as fair value hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0